Summary of Significant Accounting Policies (Details)	Jun. 30, 2022 $ / ¥
Foreign currency translation and transactions
Exchange rate for balance sheet items, except equity	6.7114
Exchange rate for items in the statement of operation and comprehensive income, and statement of cash flow	6.4568